Commitments and Contingencies (Details)					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 13, 2022 USD ($)	Aug. 19, 2021 USD ($) $ / shares	Jul. 13, 2021 $ / shares shares	Jul. 15, 2015 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2021 $ / shares	May 31, 2021 $ / shares	May 27, 2021 $ / shares
Commitments and Contingencies (Details) [Line Items]
Salary and wage		$ 30,000			$ 330,221	$ 517,192	$ 2,147,967	$ 2,084,430	$ 2,887,309	$ 915,210
Common stock shares option to purchase (in Shares) | shares			62,500
Strike price (in Dollars per Share) | $ / shares			6
Percentage of net sales							10.00%
Net Sales									$ 50,000,000
Consideration payment on legal matters				$ 9,450,000
Purchase shares of common stock		$ 62,500
Strike price (in Dollars per share) | $ / shares		$ 6									$ 7	$ 10	$ 10
Net sales percentage		10.00%
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Strike price (in Dollars per share) | $ / shares						$ 10		$ 10
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Strike price (in Dollars per share) | $ / shares						$ 9		$ 9
DuraGraft [Member]
Commitments and Contingencies (Details) [Line Items]
Net asset percentage									15.00%
Net sale proceeds									$ 20,000,000
UNITED STATES
Commitments and Contingencies (Details) [Line Items]
Royalties percentage									5.00%
UNITED STATES | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales									$ 50,000,001
UNITED STATES | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales									200,000,000
Non-US [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales									50,000,001
Non-US [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales									$ 200,000,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Salary and wage	$ 30,000
Campbell/Harmon [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Complaints demand					30,000		$ 30,000
Campbell/Harmon [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Complaints demand					$ 50,000		$ 50,000
DuraGraft [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of net sales							15.00%
Net sale proceeds							$ 20,000,000
Camp bell [Member]
Commitments and Contingencies (Details) [Line Items]
interest on back pay		$ 30,000
Harmon [Member]
Commitments and Contingencies (Details) [Line Items]
interest on back pay		$ 50,000
Five percentage on the first of net sales [Member] | Royalties on U.S. sales [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							50,000,000
4% on net sales [Member] | Royalties on U.S. sales [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							200,000,000
4% on net sales [Member] | Five percentage on the first of net sales [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							50,000,001
4% on net sales [Member] | Royalties on sales outside of the U.S. [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							50,000,001
4% on net sales [Member] | Royalties on sales outside of the U.S. [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							200,000,000
2% on net sales over [Member] | Royalties on U.S. sales [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							200,000,000
2% on net sales over [Member] | Royalties on sales outside of the U.S. [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							200,000,000
6% on the first of net sales [Member] | Royalties on sales outside of the U.S. [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales							$ 50,000,000
Sales [Member] | UNITED STATES
Commitments and Contingencies (Details) [Line Items]
Royalties percentage									4.00%
Sales 2 [Member] | UNITED STATES
Commitments and Contingencies (Details) [Line Items]
Net Sales									$ 200,000,000
Royalties percentage									2.00%
Sales 3 [Member] | Non-US [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales									$ 50,000,000
Royalties percentage									6.00%
Sales 4 [Member] | Non-US [Member]
Commitments and Contingencies (Details) [Line Items]
Royalties percentage									4.00%
Sales 5 [Member] | Non-US [Member]
Commitments and Contingencies (Details) [Line Items]
Net Sales									$ 200,000,000
Royalties percentage									2.00%